Quarterly Holdings Report
for
Fidelity® Michigan Municipal Income Fund
March 31, 2022
MIR-NPRT1-0522
1.814644.117
Municipal Bonds - 96.2%
	Principal Amount (a)	Value ($)
Guam - 0.3%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (b)	600,000	630,349
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (b)	400,000	425,526
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (Assured Guaranty Muni. Corp. Insured)	1,175,000	1,191,978
TOTAL GUAM		2,247,853
Michigan - 95.4%
Battle Creek School District Series 2016:
5% 5/1/36	1,500,000	1,652,557
5% 5/1/37	1,175,000	1,292,103
Bay City School District Rev. Series 2014:
5% 11/1/26	1,000,000	1,061,741
5% 11/1/27	700,000	742,630
5% 11/1/28	250,000	265,172
Bloomfield Hills Schools District Series 2020, 4% 5/1/50	1,500,000	1,609,903
Chippewa Valley Schools Series 2016 A:
5% 5/1/32	1,000,000	1,100,885
5% 5/1/33	1,000,000	1,099,796
5% 5/1/34	1,075,000	1,180,722
5% 5/1/35	775,000	849,816
Clarkston Cmnty. Schools Series 2016:
5% 5/1/28 (Pre-Refunded to 5/1/25 @ 100)	1,745,000	1,900,855
5% 5/1/29 (Pre-Refunded to 5/1/25 @ 100)	1,500,000	1,633,973
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/22 (Assured Guaranty Muni. Corp. Insured)	500,000	504,707
Series A:
5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	1,340,000	1,416,766
5% 7/1/31 (Assured Guaranty Muni. Corp. Insured)	1,775,000	1,875,887
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	2,000,000	2,112,777
5% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	1,750,000	1,848,286
5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	2,750,000	2,903,215
5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	2,000,000	2,110,531
Detroit Gen. Oblig.:
Series 2018:
5% 4/1/22	725,000	725,000
5% 4/1/23	310,000	317,489
Series 2020:
5.5% 4/1/35	690,000	785,313
5.5% 4/1/36	435,000	494,679
5.5% 4/1/37	465,000	528,246
5.5% 4/1/38	490,000	555,845
Series 2021 A:
5% 4/1/37	1,875,000	2,047,753
5% 4/1/39	1,210,000	1,317,273
Detroit Swr. Disp. Rev.:
Series 2001 B, 5.5% 7/1/29 (Assured Guaranty Corp. Insured) (FGIC Insured)	25,000	28,474
Series 2006, 5% 7/1/36	10,000	10,031
Downriver Util. Wastewtr. Auth. Swr. Sys. Rev. Series 2018:
5% 4/1/33 (Assured Guaranty Muni. Corp. Insured)	735,000	848,662
5% 4/1/34 (Assured Guaranty Muni. Corp. Insured)	520,000	599,211
5% 4/1/35 (Assured Guaranty Muni. Corp. Insured)	500,000	575,060
Farmington Pub. School District Gen. Oblig.:
Series 2015:
5% 5/1/26 (Assured Guaranty Muni. Corp. Insured)	1,385,000	1,511,302
5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	1,425,000	1,550,494
Series 2020, 4% 5/1/40	3,000,000	3,270,574
Fitzgerald Pub. School District Series 2019, 5% 5/1/37	1,260,000	1,462,936
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/38	1,800,000	1,905,720
4% 7/1/41	1,395,000	1,470,472
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,582,228
Gerald R. Ford Int'l. Arpt. Auth. Rev. Series 2021:
5% 1/1/26 (b)	225,000	247,300
5% 1/1/27 (b)	325,000	364,194
5% 1/1/28 (b)	235,000	266,870
5% 1/1/29 (b)	525,000	603,710
5% 1/1/30 (b)	425,000	493,854
5% 1/1/31 (b)	725,000	850,439
5% 1/1/32 (b)	725,000	857,649
5% 1/1/33 (b)	1,000,000	1,177,810
5% 1/1/34 (b)	1,000,000	1,173,155
5% 1/1/35 (b)	850,000	994,281
5% 1/1/36 (b)	600,000	699,991
5% 1/1/37 (b)	700,000	815,436
5% 1/1/38 (b)	1,170,000	1,360,588
5% 1/1/39 (b)	1,000,000	1,160,904
5% 1/1/40 (b)	1,000,000	1,158,952
5% 1/1/41 (b)	1,100,000	1,272,920
5% 1/1/46 (b)	2,000,000	2,286,093
5% 1/1/51 (b)	3,000,000	3,413,855
Grand Rapids Pub. Schools:
Series 2017, 5% 5/1/29 (Assured Guaranty Muni. Corp. Insured)	480,000	540,527
Series 2019:
5% 11/1/39 (Assured Guaranty Muni. Corp. Insured)	1,200,000	1,384,548
5% 11/1/41 (Assured Guaranty Muni. Corp. Insured)	1,300,000	1,496,246
5% 11/1/42 (Assured Guaranty Muni. Corp. Insured)	1,400,000	1,607,841
Grand Rapids San. Swr. Sys. Rev.:
Series 2018:
5% 1/1/31	475,000	548,338
5% 1/1/33	250,000	287,963
5% 1/1/34	550,000	632,231
5% 1/1/35	400,000	458,713
5% 1/1/38	655,000	746,052
Series 2016, 5% 1/1/37	1,250,000	1,371,058
Grand Rapids Wtr. Supply Sys. Series 2016:
5% 1/1/31	250,000	275,345
5% 1/1/32	320,000	352,199
5% 1/1/33	550,000	604,718
5% 1/1/34	500,000	549,177
5% 1/1/35	920,000	1,009,098
5% 1/1/36	385,000	421,561
5% 1/1/46	800,000	863,145
Grand Traverse County Hosp. Fin. Auth.:
Series 2014 A, 5% 7/1/47	1,400,000	1,479,888
Series 2019 A:
5% 7/1/44	1,110,000	1,259,195
5% 7/1/49	2,615,000	2,951,138
Series 2021, 4% 7/1/22	500,000	503,603
Grand Valley Michigan State Univ. Rev.:
Series 2014 B:
5% 12/1/25	500,000	537,065
5% 12/1/26	1,900,000	2,036,768
5% 12/1/28	1,800,000	1,928,604
Series 2018:
5% 12/1/34	1,075,000	1,236,183
5% 12/1/35	1,225,000	1,407,549
5% 12/1/37	1,375,000	1,577,179
5% 12/1/38	875,000	1,002,394
5% 12/1/43	1,400,000	1,597,402
Grandville Pub. Schools District Series 2020:
4% 5/1/39 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,085,766
4% 5/1/40 (Assured Guaranty Muni. Corp. Insured)	1,300,000	1,410,382
Great Lakes Wtr. Auth. Sew Disp. Sys.:
Series 2016 B, 5% 7/1/27	15,000	16,818
Series 2016 C, 5% 7/1/31	7,000,000	7,766,886
Series 2018 A:
5% 7/1/43	10,000,000	11,371,944
5% 7/1/48	5,000,000	5,651,885
Series 2018 B:
5% 7/1/28	1,125,000	1,307,290
5% 7/1/29	15,000	17,675
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 C, 5.25% 7/1/35	2,000,000	2,245,244
Series 2020 B:
5% 7/1/45	1,850,000	2,136,377
5% 7/1/49	1,300,000	1,489,120
Grosse Pointe Pub. School Sys. Series 2019:
5% 5/1/38	1,000,000	1,152,518
5% 5/1/39	1,000,000	1,151,001
Hudsonville Pub. Schools:
Series 2013, 4% 5/1/25	500,000	512,517
Series 2017:
5% 5/1/31	430,000	489,075
5% 5/1/32	1,200,000	1,363,005
5% 5/1/34	1,000,000	1,133,265
5% 5/1/35	1,000,000	1,131,212
Ingham, Eaton and Clinton Counties Lansing School District Series II:
5% 5/1/23	430,000	445,046
5% 5/1/24	355,000	376,769
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
4% 5/15/36	1,985,000	2,072,362
4% 5/15/36 (Pre-Refunded to 5/15/26 @ 100)	15,000	16,132
5% 5/15/28	775,000	861,866
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	5,000	5,573
5% 5/15/30	4,970,000	5,518,778
5% 5/15/30 (Pre-Refunded to 5/15/26 @ 100)	30,000	33,440
Kentwood Econ. Dev. Corp.:
Series 2021, 4% 11/15/45	500,000	504,760
Series 2022:
4% 11/15/31	1,000,000	1,038,841
4% 11/15/43	2,250,000	2,282,203
Lansing Board of Wtr. & Lt. Util. Rev.:
Bonds Series 2021 B, 2%, tender 7/1/26 (c)	2,000,000	2,000,006
Series 2019 A:
5% 7/1/22	230,000	232,211
5% 7/1/23	340,000	353,700
5% 7/1/24	375,000	400,217
5% 7/1/25	375,000	410,422
Lansing Cmnty. College:
Series 2012, 5% 5/1/25	350,000	351,078
Series 2019, 5% 5/1/44	3,000,000	3,427,347
Lincoln Consolidated School District Series 2016 A:
5% 5/1/28	2,025,000	2,253,450
5% 5/1/29	1,430,000	1,585,419
5% 5/1/31	500,000	551,262
5% 5/1/32	1,000,000	1,102,114
Lowell Area Schools Series I:
5% 5/1/47	1,500,000	1,733,357
5% 5/1/49	1,750,000	2,020,482
Macomb Interceptor Drain Drainage District Series 2017 A:
5% 5/1/33	2,100,000	2,377,699
5% 5/1/34	1,750,000	1,981,416
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	869,131
5% 7/1/30	900,000	1,002,457
5% 7/1/31	780,000	868,461
5% 7/1/32	1,000,000	1,114,271
5% 7/1/33	705,000	785,561
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2015 1, 5% 10/15/50	7,250,000	7,798,627
Series I, 3% 10/15/45	6,000,000	5,701,031
Series I, 5% 4/15/38	3,000,000	3,269,254
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
5% 11/1/30	1,000,000	1,173,821
5% 11/1/31	750,000	879,241
5% 11/1/32	1,000,000	1,170,679
5% 11/1/33	3,250,000	3,795,701
5% 11/1/35	1,000,000	1,163,826
5% 11/1/36	1,250,000	1,451,099
5% 11/1/37	1,500,000	1,740,668
5% 11/1/38	1,595,000	1,848,598
(Detroit Wtr. And Sewerage Dept. Sewage Disp. Sys. Rev. And Rev. Rfdg. Local Proj. Bonds):
Series 2014 C, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	1,850,000	1,978,197
Series 2014 C3, 5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	6,000,000	6,381,663
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj. Bonds) Series 2015, 5% 7/1/30	10,000	10,862
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/24	2,940,000	3,151,517
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,279,490
5% 1/1/40	3,000,000	3,070,777
(Kalamazoo College Proj.) Series 2018:
4% 12/1/36	790,000	848,371
4% 12/1/47	2,610,000	2,761,549
(Local Govt. Ln. Prog.) Series 2014 D, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,057,513
(Trinity Health Proj.) Series 2017:
5% 12/1/30	710,000	804,454
5% 12/1/37	3,270,000	3,679,265
5% 12/1/42	2,120,000	2,372,310
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (c)	3,000,000	2,720,603
Series 2016 E1, 4%, tender 8/15/24 (c)	1,355,000	1,413,804
Series 2019 MI2, 5%, tender 2/1/25 (c)	5,000,000	5,395,963
Series 2012 A, 5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	125,000	125,800
Series 2012:
5% 11/15/24	660,000	673,215
5% 11/15/26	800,000	815,720
5% 11/1/42	2,000,000	2,038,635
5% 11/15/42	3,120,000	3,173,976
Series 2013, 5% 8/15/30	4,105,000	4,271,628
Series 2014 H1:
5% 10/1/25	2,250,000	2,416,928
5% 10/1/39	4,725,000	5,054,084
Series 2015 C:
5% 7/1/26	570,000	622,338
5% 7/1/27	1,465,000	1,599,036
5% 7/1/28	1,500,000	1,633,789
5% 7/1/35	2,100,000	2,266,065
Series 2015 D1:
5% 7/1/34	1,250,000	1,353,725
5% 7/1/35	505,000	546,576
Series 2015 D2, 5% 7/1/34	1,000,000	1,080,052
Series 2016 A, 5% 11/1/44	6,190,000	6,707,578
Series 2016:
5% 11/15/28	2,655,000	2,946,909
5% 1/1/29	1,000,000	1,094,964
5% 11/15/29	2,950,000	3,271,625
5% 1/1/30	1,000,000	1,090,835
5% 1/1/31	1,170,000	1,273,215
5% 1/1/32	1,895,000	2,058,639
5% 1/1/33	1,915,000	2,078,227
5% 1/1/34	2,135,000	2,315,390
5% 11/15/34	1,135,000	1,253,529
5% 11/15/41	11,710,000	12,874,003
Series 2019 A:
4% 12/1/49	7,000,000	7,221,512
4% 2/15/50	4,000,000	4,226,515
5% 11/15/48	9,865,000	11,168,665
5% 5/15/54	1,000,000	1,098,008
Series 2019 MI1, 5% 12/1/48	2,000,000	2,255,879
Series 2020 A:
4% 6/1/35	2,000,000	2,116,128
4% 6/1/37	2,000,000	2,108,712
4% 6/1/40	2,000,000	2,095,244
4% 6/1/49	4,250,000	4,337,686
Series 2020:
4% 11/1/55	2,500,000	2,653,213
5% 6/1/40	3,000,000	3,338,233
Series 2021, 5% 9/1/38	1,270,000	1,465,170
Series 2022:
4% 2/1/27	185,000	191,764
4% 2/1/32	285,000	295,991
4% 2/1/42	745,000	748,461
4% 12/1/46	1,725,000	1,718,858
4% 12/1/51	1,100,000	1,084,973
Michigan Gen. Oblig. Series 2020 A, 4% 5/15/40	500,000	549,870
Michigan Hosp. Fin. Auth. Rev.:
Series 2010 F, 4% 11/15/47	290,000	300,250
Series 2010 F4, 5% 11/15/47	5,050,000	5,792,065
Series 2016:
5% 11/15/46	3,500,000	3,878,366
5% 11/15/47	18,000,000	19,929,319
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2020 A1, 0.65% 10/1/24	475,000	456,175
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2019 B, 3.75% 6/1/50	3,285,000	3,373,540
Series 2020 C, 3% 6/1/51	3,465,000	3,482,765
Series 2021 A, 3% 6/1/52	3,490,000	3,506,708
Series A:
3.5% 12/1/50	2,790,000	2,850,811
4% 12/1/48	1,335,000	1,375,801
Series C, 4.25% 6/1/49	2,915,000	3,029,578
Michigan State Hsg. Dev. Auth. Series 2021 A, 0.55% 4/1/25	2,750,000	2,624,883
Michigan State Univ. Revs.:
Series 2019 B, 5% 2/15/48	3,000,000	3,400,553
Series 2019 C, 4% 2/15/44	1,500,000	1,604,677
Michigan Strategic Fund Ltd. Oblig. Rev.:
(I-75 Impt. Proj.):
Series 2017, 5% 6/30/25 (b)	1,100,000	1,175,570
Series 2018:
4.25% 12/31/38 (Assured Guaranty Muni. Corp. Insured) (b)	840,000	886,618
5% 12/31/25 (b)	1,260,000	1,358,522
5% 12/31/26 (b)	425,000	464,845
(The Detroit Edison Co. Exempt Facilities Proj.) Series 2008 ET2, 1.35% 8/1/29	2,000,000	1,788,660
(The Detroit Edison Co. Poll. Cont. Bonds Proj.) Series 1995 CC, 1.45% 9/1/30	2,000,000	1,750,172
Bonds:
(Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(c)	6,000,000	5,999,363
(Graphic Packaging Int'l., LLC Coated Recycled Board Machine Proj.) Series 2021, 4%, tender 10/1/26 (b)(c)	5,000,000	5,230,059
Series 2020:
4% 5/15/27	860,000	900,885
5% 5/15/44	1,500,000	1,620,005
Michigan Technological Univ. Series 2021, 4% 10/1/46	2,835,000	3,047,607
Northern Michigan Univ. Revs. Series 2021:
4% 6/1/39	900,000	974,924
4% 6/1/40	500,000	540,315
4% 6/1/41	1,385,000	1,494,458
4% 6/1/46	1,850,000	1,975,319
5% 6/1/32	375,000	448,029
5% 6/1/33	365,000	433,954
5% 6/1/34	375,000	445,243
5% 6/1/35	375,000	444,377
5% 6/1/36	400,000	473,890
5% 6/1/37	675,000	798,297
Novi Cmnty. School District Series I:
5% 5/1/43	1,150,000	1,359,616
5% 5/1/44	1,175,000	1,386,803
Oakland Macomb Intercepto Series 2020 A, 5% 7/1/29	1,500,000	1,764,179
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,173,227
5% 3/1/25	1,225,000	1,228,604
5% 3/1/26	1,290,000	1,293,786
Series 2013 A:
5% 3/1/25	995,000	1,024,720
5% 3/1/27	815,000	839,344
5% 3/1/38	2,900,000	2,986,622
Series 2014:
5% 3/1/28	335,000	353,127
5% 3/1/29	525,000	553,407
5% 3/1/39	3,000,000	3,141,038
Series 2016:
5% 3/1/28	1,150,000	1,266,779
5% 3/1/41	3,475,000	3,797,900
Series 2022 B:
5% 3/1/36 (d)	1,135,000	1,256,464
5% 3/1/37 (d)	1,265,000	1,398,612
Portage Pub. Schools:
Series 2016:
5% 11/1/32	2,500,000	2,770,682
5% 11/1/34	1,250,000	1,382,769
5% 11/1/35	1,300,000	1,436,478
5% 11/1/39	755,000	828,706
Series 2019, 4% 11/1/38	2,000,000	2,179,364
Series 2021, 4% 11/1/42	1,000,000	1,099,104
Ravenna Pub. Schools Gen. Oblig. Series 2021, 4% 5/1/51	2,140,000	2,294,874
Rochester Cmnty. School District Series I, 5% 5/1/31	1,500,000	1,664,883
Rockford Pub. Schools Gen. Oblig. Series 2019 I:
5% 5/1/42	3,050,000	3,498,563
5% 5/1/44	3,100,000	3,552,309
Roseville Cmnty. Schools:
Series 2014, 5% 5/1/24	780,000	827,174
Series 2015, 5% 5/1/24	570,000	604,473
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/26	1,000,000	1,052,762
5% 9/1/27	1,175,000	1,236,543
5% 9/1/28	1,870,000	1,967,227
Saginaw City School District Series 2021, 4% 5/1/47	3,000,000	3,202,325
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
4% 7/1/36	770,000	836,389
4% 7/1/37	820,000	889,955
4% 7/1/39	1,430,000	1,545,030
4% 7/1/40	490,000	527,873
Walled Lake Consolidated School District:
Series 2020, 5% 5/1/36	1,050,000	1,248,693
Series 2022, 5% 5/1/47 (d)	1,500,000	1,745,433
Warren Consolidated School District:
Series 2016:
5% 5/1/23	810,000	838,431
5% 5/1/34	5,630,000	6,246,538
5% 5/1/35	1,250,000	1,384,826
Series 2017:
4% 5/1/23 (Assured Guaranty Muni. Corp. Insured)	750,000	768,371
4% 5/1/24 (Assured Guaranty Muni. Corp. Insured)	750,000	777,865
4% 5/1/25 (Assured Guaranty Muni. Corp. Insured)	500,000	525,839
Series 2018:
5% 5/1/30	550,000	628,139
5% 5/1/32	1,100,000	1,253,791
5% 5/1/34	1,175,000	1,335,468
5% 5/1/35	1,200,000	1,362,711
5% 5/1/36	1,000,000	1,134,216
5% 5/1/37	1,300,000	1,473,349
5% 5/1/38	800,000	905,621
Wayne County Arpt. Auth. Rev.:
Series 2012 A, 5% 12/1/23	2,300,000	2,347,511
Series 2012 B, 5% 12/1/32 (b)	1,500,000	1,525,872
Series 2014 C:
5% 12/1/29 (b)	720,000	764,916
5% 12/1/31 (b)	860,000	911,372
5% 12/1/34 (b)	1,655,000	1,752,549
Series 2015 D, 5% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	8,165,000	8,924,731
Series 2015 G:
5% 12/1/35	5,435,000	5,946,712
5% 12/1/36	5,760,000	6,291,718
Series 2017 A:
5% 12/1/37	545,000	605,462
5% 12/1/42	1,455,000	1,603,601
Series 2017 B, 5% 12/1/47 (b)	450,000	490,387
Series 2018 B, 5% 12/1/48 (b)	5,000,000	5,490,247
Series 2018 D:
5% 12/1/30 (b)	4,365,000	4,917,788
5% 12/1/31 (b)	2,825,000	3,169,973
5% 12/1/32 (b)	2,945,000	3,294,258
Series 2021 A:
5% 12/1/36	1,000,000	1,170,572
5% 12/1/37	1,500,000	1,748,282
5% 12/1/38	1,250,000	1,454,401
5% 12/1/39	1,500,000	1,742,312
Series 2021 B:
5% 12/1/35 (b)	1,225,000	1,407,828
5% 12/1/37 (b)	1,520,000	1,742,769
5% 12/1/46 (b)	1,280,000	1,436,967
Wayne State Univ. Revs. Series 2019 A:
4% 11/15/38	1,000,000	1,077,932
4% 11/15/39	800,000	861,109
West Ottawa Pub. School District Series 2014 1:
5% 5/1/30 (Pre-Refunded to 5/1/24 @ 100)	725,000	770,983
5% 5/1/32 (Pre-Refunded to 5/1/24 @ 100)	500,000	531,712
5% 5/1/34 (Pre-Refunded to 5/1/24 @ 100)	900,000	957,082
5% 5/1/35 (Pre-Refunded to 5/1/24 @ 100)	250,000	265,856
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/25	320,000	343,022
5% 11/15/26	400,000	428,356
5% 11/15/28	650,000	693,343
5% 11/15/29	750,000	799,814
5% 11/15/30	855,000	912,013
5% 11/15/31	700,000	746,677
Series 2015 A:
5% 11/15/26	1,000,000	1,083,422
5% 11/15/28	2,505,000	2,702,196
Series 2019 A, 5% 11/15/44	2,000,000	2,292,572
Series 2021 A:
5% 11/15/27 (Assured Guaranty Muni. Corp. Insured)	300,000	344,081
5% 11/15/30 (Assured Guaranty Muni. Corp. Insured)	200,000	239,511
5% 11/15/31 (Assured Guaranty Muni. Corp. Insured)	150,000	180,066
5% 11/15/32 (Assured Guaranty Muni. Corp. Insured)	300,000	359,464
5% 11/15/34 (Assured Guaranty Muni. Corp. Insured)	400,000	477,907
5% 11/15/36 (Assured Guaranty Muni. Corp. Insured)	400,000	476,165
5% 11/15/38 (Assured Guaranty Muni. Corp. Insured)	625,000	741,898
5% 11/15/40 (Assured Guaranty Muni. Corp. Insured)	635,000	750,211
5% 11/15/41 (Assured Guaranty Muni. Corp. Insured)	345,000	407,009
5% 11/15/51 (Assured Guaranty Muni. Corp. Insured)	5,000,000	5,813,935
5% 11/15/53 (Assured Guaranty Muni. Corp. Insured)	4,100,000	4,757,457
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,446,834
5% 5/1/30	1,550,000	1,722,940
5% 5/1/32	2,000,000	2,219,844
Zeeland Pub. Schools Series A, 5% 5/1/27	1,000,000	1,087,754
TOTAL MICHIGAN		620,789,868
Puerto Rico - 0.5%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1, 5.625% 7/1/27	195,000	212,919
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	1,340,000	1,512,977
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/36	195,000	205,315
5% 7/1/30	485,000	560,903
5% 7/1/32	360,000	418,706
TOTAL PUERTO RICO		2,910,820
TOTAL MUNICIPAL BONDS (Cost $630,918,395)		625,948,541

TOTAL INVESTMENT IN SECURITIES - 96.2% (Cost $630,918,395)	625,948,541
NET OTHER ASSETS (LIABILITIES) - 3.8%	24,503,918
NET ASSETS - 100.0%	650,452,459

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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